AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.5%
Corporate Bonds — 45.1%
Argentina — 0.4%
YPF SA,
Sr. Unsec’d. Notes
8.500%	07/28/25	900	$749,950
Brazil — 4.0%
B3 SA - Brasil Bolsa Balcao,
Sr. Unsec’d. Notes, 144A
4.125%	09/20/31	1,400	1,372,108
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	12/12/22(oo)	830	839,192
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31	590	563,447
Petrobras Global Finance BV,
Gtd. Notes
5.299%	01/27/25(a)	744	829,288
6.850%	06/05/2115(a)	1,715	1,771,349
7.375%	01/17/27	990	1,191,999
Suzano Austria GmbH,
Gtd. Notes
3.125%	01/15/32	700	676,970
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36(a)	400	534,811
			7,779,164
Chile — 2.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru Srl,
Sr. Sec’d. Notes, 144A
4.050%	04/27/26(a)	1,000	1,009,895
Empresa de los Ferrocarriles del Estado,
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50	400	355,986
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	200	195,823
4.700%	05/07/50	450	533,102
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	900	1,036,272
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
3.500%	09/10/51(a)	500	481,677
4.250%	01/22/50(a)	500	538,953
			4,151,708
China — 3.5%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
7.950%	02/19/23	400	363,219
CMB International Leasing Management Ltd.,
Sr. Unsec’d. Notes, EMTN
2.750%	08/12/30	600	590,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
China (cont’d.)
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
7.250%	04/08/26	800	$844,209
Huarong Finance 2017 Co. Ltd.,
Gtd. Notes, EMTN, 3 Month LIBOR + 1.325%
1.455%(c)	07/03/23	600	545,989
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
2.125%	09/30/23	400	370,329
Prosus NV,
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	660	620,494
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
2.750%	09/29/26	975	1,029,987
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
4.000%	09/13/47	720	812,662
Gtd. Notes, 144A
3.625%	04/12/27	560	613,520
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes
2.300%	01/08/31(a)	600	595,377
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes
8.500%	02/04/23	375	319,053
			6,705,350
Colombia — 3.4%
Banco Bilbao Vizcaya Argentaria SA,
Sub. Notes, 144A
4.875%	04/21/25	700	731,468
Bancolombia SA,
Sr. Unsec’d. Notes
3.000%	01/29/25	490	496,440
Ecopetrol SA,
Sr. Unsec’d. Notes
6.875%	04/29/30	1,200	1,404,352
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30(a)	450	506,180
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	378	393,115
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29(a)	360	394,219
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,500	1,540,516
Transportadora de Gas Internacional SA ESP,
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28(a)	1,000	1,137,813
			6,604,103
A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Costa Rica — 0.3%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A
6.750%	10/07/31	500	$495,535
Hong Kong — 0.5%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29(a)	900	915,671
India — 0.7%
Bharti Airtel Ltd.,
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31	275	275,260
Indian Railway Finance Corp. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	200	193,152
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	750	788,138
			1,256,550
Indonesia — 4.2%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	1,600	1,733,284
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.530%	11/15/28	400	486,545
6.757%	11/15/48	1,510	1,943,222
Pertamina Persero PT,
Sr. Unsec’d. Notes
1.400%	02/09/26	400	393,261
6.000%	05/03/42	1,290	1,587,866
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	259,260
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	290	310,032
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	630	704,473
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	400	434,663
Sr. Unsec’d. Notes, EMTN
4.000%	06/30/50	200	191,749
			8,044,355
Israel — 0.3%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31	560	573,484
Kazakhstan — 1.8%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	930	1,122,789
6.375%	10/24/48	520	670,660
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	350	422,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Kazakhstan (cont’d.)
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	1,100	$1,214,028
			3,430,032
Kuwait — 1.2%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	1,040	1,147,406
NBK Tier 1 Financing Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	1,240	1,239,628
			2,387,034
Malaysia — 0.9%
Gohl Capital Ltd.,
Gtd. Notes
4.250%	01/24/27	200	210,493
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
4.800%	04/21/60	1,070	1,396,847
Gtd. Notes, EMTN
3.500%	04/21/30	200	217,106
			1,824,446
Mexico — 6.4%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	840	940,029
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	1,000	1,105,855
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	630	704,489
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33	800	833,550
Comision Federal de Electricidad,
Gtd. Notes
4.677%	02/09/51	600	579,237
Gtd. Notes, 144A
3.875%	07/26/33	580	572,350
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	1,700	1,772,628
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	1,300	1,601,687
Petroleos Mexicanos,
Gtd. Notes
6.375%	01/23/45(a)	890	755,430
6.500%	06/02/41	900	798,023
6.625%	06/15/35	1,995	1,893,168

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mexico (cont’d.)
7.690%	01/23/50	690	$652,713
			12,209,159
Morocco — 0.5%
OCP SA,
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51	970	960,145
Netherlands — 1.0%
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	1,800	1,828,248
Panama — 2.0%
Banco General SA,
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	830	840,843
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	1,240	1,184,457
Cable Onda SA,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	650	681,544
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	363	406,815
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	800	819,198
			3,932,857
Peru — 2.6%
Corp Financiera de Desarrollo SA,
Sub. Notes
5.250%(ff)	07/15/29(a)	1,200	1,250,778
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27	800	835,212
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47	200	199,885
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	800	825,203
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40	300	418,984
7.500%	07/27/35	180	257,688
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26	1,230	1,200,371
			4,988,121
Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24	352	420,765
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Qatar — 1.2%
ABQ Finance Ltd.,
Gtd. Notes, EMTN
3.500%	02/22/22		900	$907,900
Qatar Petroleum,
Sr. Unsec’d. Notes
3.125%	07/12/41		600	600,518
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		700	700,604
				2,209,022
Russia — 2.0%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes
4.950%	02/06/28		600	663,306
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23		2,870	3,221,575
				3,884,881
Singapore — 0.4%
DBS Group Holdings Ltd.,
Jr. Sub. Notes, GMTN
3.300%(ff)	02/27/25(oo)		200	205,495
United Overseas Bank Ltd.,
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		600	636,403
				841,898
South Africa — 0.8%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,603,963
Supranational Bank — 1.1%
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	3,740,700	267,315
Unsec’d. Notes, GMTN
5.600%	01/30/25	IDR	25,610,000	1,809,766
				2,077,081
Thailand — 0.4%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31		700	711,653
Turkey — 0.9%
TC Ziraat Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/03/22		580	587,380
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)		1,100	1,189,152
				1,776,532

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	860	$1,014,897
DP World PLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	200	246,579
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49	1,150	1,259,802
MDGH - GMTN BV,
Gtd. Notes, GMTN
3.950%	05/21/50	640	728,715
			3,249,993
United States — 0.5%
Sagicor Financial Co. Ltd.,
Gtd. Notes, 144A
5.300%	05/13/28(a)	1,000	1,049,792

Total Corporate Bonds (cost $87,014,925)			86,661,492
Sovereign Bonds — 49.4%
Angola — 0.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	1,400	1,454,172
Sr. Unsec’d. Notes, 144A
8.250%	05/09/28	200	207,739
			1,661,911
Argentina — 1.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/09/29	56	21,619
1.125%(cc)	07/09/35	1,056	344,823
2.000%(cc)	01/09/38	2,870	1,110,485
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	1,000	911,872
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37	766	349,668
Provincia de Cordoba,
Sr. Unsec’d. Notes
5.000%(cc)	06/01/27	258	173,241
Sr. Unsec’d. Notes, 144A
5.000%(cc)	12/10/25	545	412,477
5.000%(cc)	06/01/27	253	170,015
			3,494,200
Armenia — 0.3%
Republic of Armenia International Bond,
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29	600	586,140
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Bahamas — 0.6%
Bahamas Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24(a)	1,200	$1,115,617
Bahrain — 1.3%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	1,100	1,090,284
6.750%	09/20/29	200	214,701
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47	1,000	1,029,584
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51	200	183,840
			2,518,409
Chile — 0.5%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.100%	01/22/61	1,000	905,590
China — 1.0%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25	1,800	1,964,026
Colombia — 0.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45	1,400	1,366,867
Costa Rica — 0.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43	240	212,524
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25	600	608,955
			821,479
Dominican Republic — 2.3%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.500%	01/27/25	1,800	1,967,262
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	400	409,005
5.500%	01/27/25	340	371,594
5.875%	01/30/60	200	196,171
6.000%	07/19/28	400	451,070
6.850%	01/27/45	1,000	1,116,110
			4,511,212
Ecuador — 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
1.000%(cc)	07/31/35	100	65,945
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40	186	109,769
1.000%(cc)	07/31/35	1,667	1,099,708
5.000%(cc)	07/31/30	297	249,698

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Ecuador (cont’d.)
6.608%(s)	07/31/30	64	$33,882
			1,559,002
Egypt — 2.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28	1,490	1,495,350
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40	290	263,612
7.625%	05/29/32	1,410	1,404,432
8.875%	05/29/50	600	593,786
Sr. Unsec’d. Notes, 144A, MTN
7.300%	09/30/33	800	779,294
			4,536,474
El Salvador — 0.2%
El Salvador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	400	298,440
Ethiopia — 0.2%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	400	346,425
Gabon — 0.3%
Gabon Government International Bond,
Sr. Unsec’d. Notes
6.625%	02/06/31	600	591,162
Ghana — 1.2%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30	900	1,085,158
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29	1,200	1,141,851
			2,227,009
Guatemala — 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
4.650%	10/07/41	670	652,968
5.375%	04/24/32	700	779,578
			1,432,546
Hungary — 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51	1,000	986,564
Indonesia — 3.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28	200	217,292
4.450%	04/15/70	1,400	1,596,981
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,270	1,537,514
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42	971	1,183,202
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	6,450,000	$514,898
Bonds, Series 072
8.250%	05/15/36	IDR	6,981,000	549,774
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	163,361
				5,763,022
Israel — 0.4%
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50(a)		800	849,648
Ivory Coast — 1.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	940	1,061,829
6.125%	06/15/33		1,000	1,055,639
				2,117,468
Jamaica — 1.1%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		1,430	1,668,875
7.875%	07/28/45		350	486,839
				2,155,714
Jordan — 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30		250	259,450
7.375%	10/10/47		600	621,734
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		200	207,245
				1,088,429
Kenya — 0.9%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		400	394,947
7.250%	02/28/28		800	880,615
8.000%	05/22/32		500	552,866
				1,828,428
Mexico — 3.0%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	13,125	649,259
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		2,000	1,928,681
4.600%	01/23/46		3,010	3,125,637
				5,703,577

A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Morocco — 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50	550	$502,818
Nigeria — 1.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30	800	815,735
7.625%	11/21/25	690	762,931
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27	300	310,438
			1,889,104
Oman — 1.5%
Oman Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/17/48	1,000	988,252
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28	1,020	1,059,469
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29	800	840,176
			2,887,897
Panama — 0.9%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60(a)	660	645,316
4.500%	04/01/56	950	1,031,356
			1,676,672
Paraguay — 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31	400	451,659
5.400%	03/30/50	600	688,045
			1,139,704
Peru — 0.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.862%	12/01/32	600	547,544
2.783%	01/23/31	820	814,267
6.550%	03/14/37(a)	260	351,133
			1,712,944
Philippines — 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes
1.648%	06/10/31(a)	400	381,735
2.650%	12/10/45	200	182,805
3.700%	03/01/41(a)	840	891,175
3.700%	02/02/42	730	774,808
			2,230,523
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar — 2.9%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		880	$948,969
4.400%	04/16/50		2,470	3,012,942
4.817%	03/14/49		980	1,262,736
5.103%	04/23/48		330	438,619
				5,663,266
Romania — 0.2%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31		320	326,784
Russia — 2.5%
Russian Federal Bond - OFZ,
Bonds, Series 6209
7.600%	07/20/22	RUB	19,820	273,352
Bonds, Series 6212
7.050%	01/19/28	RUB	52,341	715,962
Bonds, Series 6230
7.700%	03/16/39	RUB	100,660	1,425,974
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
5.625%	04/04/42		1,600	2,077,917
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		200	259,740
				4,752,945
Rwanda — 0.5%
Rwanda International Government Bond,
Sr. Unsec’d. Notes, 144A
5.500%	08/09/31		1,000	1,042,183
Saudi Arabia — 0.9%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47		1,500	1,765,667
Senegal — 0.8%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		1,600	1,616,641
South Africa — 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.000%	10/12/46		400	354,127
5.750%	09/30/49		200	190,342
				544,469
Turkey — 2.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26		1,500	1,414,943
4.875%	04/16/43		1,000	775,850
5.750%	05/11/47		750	620,207
5.950%	01/15/31		400	378,085

A6

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Turkey (cont’d.)
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.750%	07/06/26		1,560	$1,534,457
6.125%	05/03/24		210	215,575
				4,939,117
Ukraine — 2.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32		500	510,597
7.750%	09/01/25		1,240	1,345,836
9.750%	11/01/28		740	868,611
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	460	493,284
7.253%	03/15/33		545	551,366
7.750%	09/01/26		200	216,794
				3,986,488
United Arab Emirates — 2.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		900	906,112
4.125%	10/11/47		220	260,613
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25(a)		900	947,826
3.125%	04/16/30		1,094	1,190,126
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		590	525,958
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50		710	632,932
				4,463,567
Uruguay — 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31(a)		1,180	1,364,460
4.975%	04/20/55		100	125,398
5.100%	06/18/50(a)		629	801,358
				2,291,216
Uzbekistan — 0.5%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		1,000	976,504

Total Sovereign Bonds (cost $97,561,075)				94,837,868

Total Long-Term Investments (cost $184,576,000)				181,499,360

	Shares	Value
Short-Term Investments — 13.0%
Affiliated Mutual Funds — 13.0%
PGIM Core Ultra Short Bond Fund(wa)	10,552,229	$10,552,229
PGIM Institutional Money Market Fund (cost $14,358,849; includes $14,358,281 of cash collateral for securities on loan)(b)(wa)	14,367,470	14,358,849

Total Affiliated Mutual Funds (cost $24,911,078)		24,911,078

Options Purchased*~ — 0.0%
(cost $96,869)	66,762

Total Short-Term Investments (cost $25,007,947)	24,977,840

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.5% (cost $209,583,947)	206,477,200

Options Written*~ — (0.0)%
(premiums received $106,639)	(33,345)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.5% (cost $209,477,308)	206,443,855

Liabilities in excess of other assets(z) — (7.5)%	(14,362,849)

Net Assets — 100.0%	$192,081,006

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps

A7

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,058,957; cash collateral of $14,358,281 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	10/22/21	5.20		—		1,485	$2,634
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	11/12/21	6.55		—		2,670	35,441
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	03/16/22	6.45		—		2,105	11,291
Currency Option USD vs RUB	Put	Bank of America, N.A.	12/21/21	72.15		—		2,000	17,396
Total Options Purchased (cost $96,869)									$66,762
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	10/22/21	5.50		—		1,485	$(19,344)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	11/12/21	7.11		—		2,670	(47)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	03/16/22	7.00		—		2,105	(2,899)
Currency Option USD vs RUB	Call	Bank of America, N.A.	12/21/21	78.00		—		2,000	(10,808)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	10/22/21	5.00		—		1,485	(247)
Total Options Written (premiums received $106,639)									$(33,345)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/15/21	Bank of America, N.A.	BRL	1,334	$252,939	$244,352	$—	$(8,587)
Indonesian Rupiah,
Expiring 10/15/21	JPMorgan Chase Bank, N.A.	IDR	856,949	59,145	59,743	598	—
Saudi Arabian Riyal,
Expiring 12/15/21	Goldman Sachs Bank USA	SAR	7,055	1,880,130	1,880,073	—	(57)
				$2,192,214	$2,184,168	598	(8,644)

A8

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/15/21	Bank of America, N.A.	BRL	1,611	$306,132	$295,038	$11,094	$—
Expiring 10/26/21	JPMorgan Chase Bank, N.A.	BRL	3,820	724,390	698,590	25,800	—
Euro,
Expiring 12/15/21	Goldman Sachs Bank USA	EUR	1,497	1,769,757	1,736,331	33,426	—
Indonesian Rupiah,
Expiring 10/15/21	JPMorgan Chase Bank, N.A.	IDR	22,774,672	1,548,876	1,587,747	—	(38,871)
Expiring 10/15/21	JPMorgan Chase Bank, N.A.	IDR	14,050,888	983,887	979,565	4,322	—
Expiring 10/15/21	JPMorgan Chase Bank, N.A.	IDR	13,490,538	944,649	940,499	4,150	—
Mexican Peso,
Expiring 10/15/21	JPMorgan Chase Bank, N.A.	MXN	14,176	705,516	685,086	20,430	—
Russian Ruble,
Expiring 12/15/21	Bank of America, N.A.	RUB	112,725	1,521,348	1,527,754	—	(6,406)
Expiring 12/22/21	Bank of America, N.A.	RUB	67,081	902,111	907,607	—	(5,496)
Saudi Arabian Riyal,
Expiring 12/15/21	Bank of America, N.A.	SAR	27,461	7,318,180	7,317,960	220	—
				$16,724,846	$16,676,177	99,442	(50,773)
						$100,040	$(59,417)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	950	$20,242	$(14,389)	$(34,631)
State of Qatar	12/20/24	1.000%(Q)	950	20,807	(23,528)	(44,335)
				$41,049	$(37,917)	$(78,966)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A9

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10